Average Annual Total Returns - FidelityGlobalCommodityStockFund-RetailPRO - FidelityGlobalCommodityStockFund-RetailPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2024
Fidelity Global Commodity Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.19%)
Past 5 years	12.50%
Past 10 years	4.60%
Fidelity Global Commodity Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.54%)
Past 5 years	11.95%
Past 10 years	4.14%
Fidelity Global Commodity Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.65%)
Past 5 years	10.00%
Past 10 years	3.59%
MS159
Average Annual Return:
Past 1 year	22.65%
Past 5 years	12.12%
Past 10 years	8.33%
MS404
Average Annual Return:
Past 1 year	0.08%
Past 5 years	10.45%
Past 10 years	4.17%